Condensed Interim Consolidated Statements of Loss		3 Months Ended				9 Months Ended				12 Months Ended
		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares
Revenues
Oil and gas sales		$ 156,716		$ 258,757		$ 541,459		$ 577,244		$ 815,391	$ 46,703
Royalty income		303		17,965		18,140		47,813		63,068	37,922
Total revenues		157,019		276,722		559,599		625,057		878,459	84,625
Operating expenses
Production										829,194	59,671
Lease operating expense		235,511		135,467		762,668		332,346
General and administrative		788,659		1,053,070		3,014,307		2,067,042		2,796,395	496,381
Depletion and depreciation		37,286		73,093		120,459		161,988		105,503	60,479
Accretion on asset retirement obligations		7,994		8,238		23,982		24,714		55,030	19,907
Foreign exchange gain (loss)		3,310		(22,337)		7,690		(13,723)		(7,429)	24,301
Forfeiture of reclamation deposit											50,165
Loss on disposal of property and equipment											613,457
Total operating expenses		(1,072,760)		(1,247,531)		(3,929,106)		(2,572,367)		(3,778,693)	(1,324,361)
Loss from operations		(915,741)		(970,809)		(3,369,507)		(1,947,310)		(2,900,234)	(1,239,736)
Other income (expense)
Interest income		108				108		2		5,895
Other income		6,000		4,000		18,000		16,000		24,000
Forgiveness of loan payable				7,900				7,900		7,800
Finance expense		(1,026)		(2,598)		(2,208)		(27,246)		(30,586)	(13,506)
Gain on settlement of warrant liability		(930)				(930)
Change in fair value of warrant liability		136		72,838		22,570		152,869		178,509
Total other income		6,148		82,140		39,400		149,525		185,618	(13,506)
Net loss and comprehensive loss		(909,593)		(888,669)		(3,330,107)		(1,797,785)		(2,714,616)	(1,253,242)
Deemed dividend arising from warrant modification		(543,234)				(543,234)
Net loss attributable to common stockholders		$ (1,452,827)		$ (888,669)		$ (3,873,341)		$ (1,797,785)
Other comprehensive income
Foreign currency translation adjustment											142,889
Comprehensive loss										$ (2,714,616)	$ (1,110,353)
Loss per common share, basic | $ / shares		$ (0.74)		$ (0.46)		$ (1.99)		$ (1.27)		$ (1.76)	$ (1.84)
Loss per common share, diluted | $ / shares		$ (0.74)		$ (0.46)		$ (1.99)		$ (1.27)		$ (1.76)	$ (1.84)
Gain on settlement of warrant liability		$ 930				$ 930
Weighted average number of common shares outstanding, basic | shares		1,964,147	[1]	1,932,604	[1]	1,943,118	[1]	1,411,734	[1]	1,543,021	678,958
Weighted average number of common shares outstanding, diluted | shares	[1]	1,964,147		1,932,604		1,943,118		1,411,734

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)